UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-4173

John Hancock Investors Trust
(Exact name of registrant as specified in charter)

601 Congress Street, Boston, Massachusetts 02210
(Address of principal executive offices) (Zip code)

Salvatore Schiavone

Treasurer

601 Congress Street

Boston, Massachusetts 02210

(Name and address of agent for service)

Registrant's telephone number, including area code: 617-663-4497

Date of fiscal year end:	October 31

Date of reporting period:	July 31, 2012

ITEM 1. SCHEDULE OF INVESTMENTS

John Hancock

MUTUAL FUNDS

John Hancock Investors Trust

QUARTERLY PORTFOLIO HOLDINGS

7.31.2012

Ticker | JHI

John Hancock Investors Trust
As of 7-31-12 (Unaudited)

		Maturity	Par value
	Rate (%)	date		Value

Corporate Bonds 100.4% (66.9% of Total Investments)				$169,990,362

(Cost $163,696,710)

Consumer Discretionary 15.4%				26,124,825

Auto Components 0.3%
Allison Transmission, Inc. (S)(Z)	7.125	05/15/19	$550,000	578,171

Automobiles 0.1%
Chrysler Group LLC (Z)	8.250	06/15/21	240,000	249,900

Hotels, Restaurants & Leisure 3.8%
Downstream Development Authority of the Quapaw Tribe of
Oklahoma (S)(Z)	10.500	07/01/19	1,000,000	1,042,500
Greektown Superholdings, Inc.	13.000	07/01/15	2,179,000	2,369,663
Jacobs Entertainment, Inc. (Z)	9.750	06/15/14	1,000,000	975,000
Little Traverse Bay Bands of Odawa Indians (S)	9.000	08/31/20	328,000	298,480
Mashantucket Western Pequot Tribe (H)(S)	5.912	09/01/21	275,000	112,032
Mashantucket Western Pequot Tribe, Series A (H)(S)	8.500	11/15/15	1,625,000	134,063
Mohegan Tribal Gaming Authority (S)	11.000	09/15/18	1,000,000	660,000
Waterford Gaming LLC (S)	8.625	09/15/14	763,045	438,679
Yonkers Racing Corp. (S)(Z)	11.375	07/15/16	351,000	371,183

Household Durables 0.7%
Corp. GEO SAB de CV (S)	8.875	03/27/22	1,000,000	1,040,000
Standard Pacific Corp.	8.375	05/15/18	140,000	156,100

Leisure Equipment & Products 0.3%
Easton-Bell Sports, Inc. (Z)	9.750	12/01/16	465,000	508,013

Media 5.8%
Cinemark USA, Inc. (Z)	7.375	06/15/21	365,000	405,150
Cinemark USA, Inc. (Z)	8.625	06/15/19	245,000	273,175
Clear Channel Communications, Inc. (Z)	10.750	08/01/16	1,385,000	803,300
Clear Channel Communications, Inc., PIK (Z)	11.000	08/01/16	1,806,617	1,029,772
DIRECTV Holdings LLC (Z)	5.875	10/01/19	355,000	422,684
News America, Inc. (Z)	7.750	01/20/24	980,000	1,258,107
Time Warner Cable, Inc. (Z)	8.250	04/01/19	375,000	499,302
Videotron Ltee (Z)	6.375	12/15/15	300,000	306,750
WMG Acquisition Corp. (Z)	11.500	10/01/18	685,000	758,638
XM Satellite Radio, Inc. (S)	7.625	11/01/18	2,000,000	2,170,000
XM Satellite Radio, Inc. (S)(Z)	13.000	08/01/13	1,650,000	1,831,500

Multiline Retail 2.2%
Lotte Shopping Co Ltd. (S)	3.375	05/09/17	1,400,000	1,440,370
Macy's Retail Holdings, Inc. (Z)	7.875	08/15/36	215,000	232,025
Michaels Stores, Inc.	11.375	11/01/16	1,975,000	2,091,051

Specialty Retail 1.8%
Automotores Gildemeister SA (S)(Z)	8.250	05/24/21	720,000	756,000
Hillman Group, Inc. (Z)	10.875	06/01/18	290,000	308,125
Party City Holdings, Inc. (S)	8.875	08/01/20	1,000,000	1,035,000
Sonic Automotive, Inc. (Z)	9.000	03/15/18	145,000	157,506
Staples, Inc. (Z)	9.750	01/15/14	500,000	557,023
Toys R Us Property Company II LLC (Z)	8.500	12/01/17	225,000	243,000

Textiles, Apparel & Luxury Goods 0.4%
PVH Corp. (Z)	7.375	05/15/20	550,000	612,563

1

John Hancock Investors Trust
As of 7-31-12 (Unaudited)

		Maturity	Par value
	Rate (%)	date		Value

Consumer Staples 4.7%				$7,891,896

Beverages 1.8%
Ajecorp BV (S)	6.500	05/14/22	$1,000,000	1,037,500
Corp. Lindley SA (S)	6.750	11/23/21	245,000	271,950
SABMiller Holdings, Inc. (S)(Z)	3.750	01/15/22	1,500,000	1,646,858

Food Products 1.9%
Bunge Ltd. Finance Corp. (Z)	5.350	04/15/14	1,015,000	1,071,190
Corp. Azucarera del Peru SA (S)	6.375	08/02/22	1,000,000	1,022,027
Corp. Pesquera Inca SAC (S)(Z)	9.000	02/10/17	350,000	376,250
Marfrig Holding Europe BV (S)(Z)	8.375	05/09/18	600,000	459,000
TreeHouse Foods, Inc. (Z)	7.750	03/01/18	175,000	189,000

Household Products 0.4%
Reynolds Group Issuer, Inc.	8.500	05/15/18	390,000	392,925
Yankee Candle Company, Inc.	8.500	02/15/15	20,000	20,325
Yankee Candle Company, Inc., Series B (Z)	9.750	02/15/17	315,000	327,994

Personal Products 0.1%
Revlon Consumer Products Corp. (Z)	9.750	11/15/15	185,000	197,488

Tobacco 0.5%
Lorillard Tobacco Company (Z)	6.875	05/01/20	720,000	879,389

Energy 17.2%				29,126,437

Energy Equipment & Services 3.8%
Astoria Depositor Corp., Series B (S)	8.144	05/01/21	750,000	637,500
Forbes Energy Services, Ltd. (Z)	9.000	06/15/19	295,000	281,725
Gazprom OAO Via RBS AG (S)(Z)	9.625	03/01/13	1,000,000	1,048,000
Inkia Energy, Ltd. (S)(Z)	8.375	04/04/21	1,400,000	1,494,500
Offshore Group Investments, Ltd. (Z)	11.500	08/01/15	2,475,000	2,722,500
Trinidad Drilling, Ltd. (S)(Z)	7.875	01/15/19	265,000	282,888

Oil, Gas & Consumable Fuels 13.4%
Afren PLC (S)(Z)	10.250	04/08/19	1,000,000	1,062,500
Afren PLC (S)(Z)	11.500	02/01/16	1,600,000	1,740,242
Alpha Natural Resources, Inc. (Z)	6.250	06/01/21	740,000	640,100
CNOOC Finance 2012, Ltd. (S)	5.000	05/02/42	1,000,000	1,162,554
Devon Energy Corp. (Z)	5.625	01/15/14	1,035,000	1,106,549
DTEK Finance BV (S)	9.500	04/28/15	1,000,000	976,500
EV Energy Partners LP	8.000	04/15/19	405,000	409,050
Georgian Oil and Gas Corp. (S)	6.875	05/16/17	1,500,000	1,470,750
Linn Energy LLC (Z)	8.625	04/15/20	390,000	423,150
McMoRan Exploration Company (Z)	11.875	11/15/14	1,100,000	1,146,750
Niska Gas Storage US LLC (Z)	8.875	03/15/18	565,000	569,944
Pan American Energy LLC (S)(Z)	7.875	05/07/21	1,100,000	970,750
Pertamina Persero PT (S)	6.000	05/03/42	1,000,000	1,073,750
Petrobras International Finance Company (Z)	5.375	01/27/21	500,000	559,881
Petroleos Mexicanos (Z)	4.875	03/15/15	1,000,000	1,075,000
Petroleos Mexicanos (Z)	6.000	03/05/20	360,000	432,000
Plains All American Pipeline LP (Z)	6.500	05/01/18	1,000,000	1,222,283
RDS Ultra-Deepwater, Ltd. (S)(Z)	11.875	03/15/17	1,250,000	1,400,000
Regency Energy Partners LP (Z)	9.375	06/01/16	741,000	816,953
Sinopec Group Overseas Development 2012, Ltd. (S)	4.875	05/17/42	500,000	570,595
Thermon Industries, Inc.	9.500	05/01/17	1,131,000	1,244,100
Transportadora de Gas Internacional SA ESP (S)	5.700	03/20/22	1,500,000	1,567,500
Valero Energy Corp. (Z)	4.500	02/01/15	205,000	220,316
Valero Energy Corp. (Z)	6.125	02/01/20	205,000	246,857

2

John Hancock Investors Trust
As of 7-31-12 (Unaudited)

		Maturity	Par value
	Rate (%)	date		Value

Energy (continued)

W&T Offshore, Inc. (Z)	8.500	06/15/19	$525,000	$551,250

Financials 22.9%				38,759,020

Capital Markets 2.7%
Knight Capital Group, Inc. (Z)	3.500	03/15/15	250,000	230,625
Morgan Stanley (Z)	3.800	04/29/16	1,000,000	990,641
Morgan Stanley (Z)	6.000	04/28/15	1,000,000	1,059,529
The Goldman Sachs Group, Inc.	6.150	04/01/18	1,000,000	1,122,362
The Goldman Sachs Group, Inc. (Z)	6.250	09/01/17	1,000,000	1,128,821

Commercial Banks 7.9%
Banco Bradesco SA (S)	5.750	03/01/22	500,000	522,500
Banco de Galicia y Buenos Aires (S)(Z)	8.750	05/04/18	410,000	318,365
Banco do Brasil SA (S)	5.875	01/19/23	1,000,000	1,050,000
Bancolombia SA (Z)	5.950	06/03/21	860,000	941,700
Barclays Bank PLC (Z)	5.140	10/14/20	1,595,000	1,580,513
BBVA Bancomer SA (S)(Z)	6.500	03/10/21	1,000,000	1,030,000
GTB Finance B.V. (S)(Z)	7.500	05/19/16	285,000	299,735
National City Bank of Indiana (Z)	4.250	07/01/18	2,000,000	2,180,740
Sberbank of Russia (S)(Z)	6.125	02/07/22	1,000,000	1,087,000
State Bank of India/London (S)(Z)	4.500	07/27/15	500,000	514,375
Turkiye Halk Bankasi As (S)	4.875	07/19/17	1,000,000	992,519
VTB Bank OJSC (9.500% to 12/06/2022, then 10 Year U.S.
Treasury + 8.067%) (Q)(S)	9.500	12/06/22	500,000	500,000
Wachovia Corp. (Z)	5.750	02/01/18	2,000,000	2,380,268

Consumer Finance 1.0%
American Express Credit Corp. (Z)	5.125	08/25/14	1,000,000	1,088,899
SLM Corp. (Z)	8.450	06/15/18	485,000	552,900

Diversified Financial Services 3.7%
Alfa Bank OJSC (S)(Z)	7.750	04/28/21	300,000	309,000
Bank of Ceylon (S)	6.875	05/03/17	1,000,000	1,027,500
Corp Andina de Fomento (Z)	3.750	01/15/16	690,000	720,869
Gruposura Finance (S)(Z)	5.700	05/18/21	440,000	466,400
Intercorp Retail Trust (S)(Z)	8.875	11/14/18	305,000	333,213
JPMorgan Chase & Company (Z)	3.450	03/01/16	2,000,000	2,115,184
Nationstar Mortgage LLC	10.875	04/01/15	375,000	405,000
Schahin II Finance Company, SPV, Ltd. (S)	5.875	09/25/22	900,000	932,625

Insurance 2.7%
CNA Financial Corp. (Z)	7.350	11/15/19	655,000	798,602
Liberty Mutual Group, Inc. (S)(Z)	6.500	05/01/42	230,000	247,383
Lincoln National Corp. (7.000% to 5-17-16, then 3 month
LIBOR + 2.358%) (Z)	7.000	05/17/66	370,000	367,225
MetLife, Inc. (Z)	6.817	08/15/18	2,000,000	2,475,550
Symetra Financial Corp. (8.300% to 10-15-17, then 3 month
LIBOR + 4.177%) (S)(Z)	8.300	10/15/37	520,000	507,000
Willis North America, Inc. (Z)	7.000	09/29/19	215,000	253,670

Investment Companies 1.0%
IPIC GMTN Ltd. (S)(Z)	5.500	03/01/22	1,500,000	1,677,000

Real Estate Investment Trusts 1.3%
DuPont Fabros Technology LP (Z)	8.500	12/15/17	350,000	385,875
Health Care REIT, Inc. (Z)	6.200	06/01/16	345,000	390,080
Plum Creek Timberlands LP (Z)	5.875	11/15/15	345,000	381,584
Servicios Corporativos Javer SAPI de CV (S)	9.875	04/06/21	1,000,000	955,000

3

John Hancock Investors Trust
As of 7-31-12 (Unaudited)

		Maturity	Par value
	Rate (%)	date		Value

Financials (continued)

Real Estate Management & Development 2.6%
Country Garden Holdings Company, Ltd. (S)	11.125	02/23/18	$1,000,000	$1,047,500
General Shopping Investments, Ltd. (12.000% to 03/20/2017,
then 5 Year USGG + 11.052%) (Q)(S)	12.000	03/20/17	500,000	465,000
Realogy Corp. (Z)	11.500	04/15/17	1,095,000	1,092,263
Realogy Corp. (Z)	12.000	04/15/17	1,843,221	1,834,005

Health Care 2.0%				3,410,286

Health Care Providers & Services 1.5%
AmerisourceBergen Corp. (Z)	3.500	11/15/21	1,000,000	1,071,539
BioScrip, Inc. (Z)	10.250	10/01/15	510,000	554,625
Emergency Medical Services Corp.	8.125	06/01/19	100,000	106,375
ExamWorks Group, Inc.	9.000	07/15/19	680,000	707,200
HCA, Inc.	7.500	02/15/22	130,000	145,925

Pharmaceuticals 0.5%
Catalent Pharma Solutions, Inc. (P)	9.500	04/15/15	432,268	442,534
Endo Health Solutions, Inc. (Z)	7.250	01/15/22	345,000	382,088

Industrials 9.9%				16,790,032

Aerospace & Defense 0.7%
Ducommun, Inc.	9.750	07/15/18	160,000	165,600
Kratos Defense & Security Solutions, Inc. (Z)	10.000	06/01/17	400,000	430,000
TransDigm, Inc. (Z)	7.750	12/15/18	495,000	551,925

Airlines 4.8%
America West Airlines 2001-1 Pass Through Trust (Z)	7.100	04/02/21	421,961	433,565
American Airlines 2011-1 Class B Pass Through Trust (S)	7.000	01/31/18	1,307,117	1,310,385
Continental Airlines 1999-1 Class A Pass Through Trust (Z)	6.545	02/02/19	209,858	226,646
Continental Airlines 2000-2 Class B Pass Through Trust (Z)	8.307	04/02/18	136,134	140,055
Delta Air Lines 2007-1 Class A Pass Through Trust (Z)	6.821	08/10/22	681,629	735,341
Delta Air Lines, Inc. (S)(Z)	9.500	09/15/14	1,186,000	1,249,748
Delta Air Lines, Inc. (S)(Z)	12.250	03/15/15	410,000	444,850
Global Aviation Holdings, Inc. (H)	14.000	08/15/13	1,263,000	361,534
TAM Capital 3, Inc. (S)(Z)	8.375	06/03/21	505,000	539,744
TAM Capital, Inc. (Z)	7.375	04/25/17	860,000	898,700
UAL 2009-1 Pass Through Trust (Z)	10.400	11/01/16	258,455	294,975
UAL 2009-2A Pass Through Trust (Z)	9.750	01/15/17	570,093	652,756
United Air Lines, Inc. (S)(Z)	12.000	11/01/13	820,000	854,850

Building Products 0.3%
Euramax International, Inc.	9.500	04/01/16	120,000	108,000
Nortek, Inc. (Z)	8.500	04/15/21	235,000	242,050
Voto-Votorantim Overseas Trading Operations NV (S)(Z)	6.625	09/25/19	160,000	178,000

Commercial Services & Supplies 1.0%
Garda World Security Corp. (S)(Z)	9.750	03/15/17	765,000	806,119
Iron Mountain, Inc. (Z)	8.375	08/15/21	760,000	841,700

Construction & Engineering 0.9%
Aeropuertos Argentina 2000 SA (S)	10.750	12/01/20	470,000	444,150
Empresas ICA SAB de CV (S)	8.375	07/24/17	1,000,000	1,005,000

Electrical Equipment 0.7%
Coleman Cable, Inc. (Z)	9.000	02/15/18	295,000	311,594
WPE International Cooperatief UA (S)	10.375	09/30/20	1,000,000	819,100

4

John Hancock Investors Trust
As of 7-31-12 (Unaudited)

		Maturity	Par value
	Rate (%)	date		Value

Industrials (continued)

Industrial Conglomerates 0.2%
Hutchison Whampoa International, Ltd. (S)(Z)	4.625	09/11/15	$385,000	$415,651

Machinery 0.4%
Lonking Holdings, Ltd. (S)(Z)	8.500	06/03/16	505,000	457,025
Thermadyne Holdings Corp. (Z)	9.000	12/15/17	260,000	269,750

Marine 0.1%
Navios South American Logistics, Inc.	9.250	04/15/19	200,000	183,000

Road & Rail 0.8%
Avis Budget Car Rental LLC (Z)	9.625	03/15/18	345,000	381,656
Georgian Railway JSC (S)	7.750	07/11/22	1,000,000	1,036,563

Information Technology 1.9%				3,187,781

Computers & Peripherals 0.4%
Seagate HDD Cayman	7.000	11/01/21	565,000	613,731

Electronic Equipment, Instruments & Components 1.1%
CDW LLC (Z)	8.000	12/15/18	500,000	543,750
Freescale Semiconductor, Inc. (S)(Z)	9.250	04/15/18	290,000	310,300
Viasystems, Inc. (S)(Z)	7.875	05/01/19	1,000,000	985,000

IT Services 0.4%
Brightstar Corp. (S)(Z)	9.500	12/01/16	700,000	735,000

Materials 12.8%				21,591,327

Chemicals 1.6%
American Pacific Corp. (Z)	9.000	02/01/15	565,000	569,944
Braskem Finance, Ltd. (S)(Z)	5.750	04/15/21	200,000	208,500
Fufeng Group, Ltd. (S)(Z)	7.625	04/13/16	985,000	817,550
The Dow Chemical Company	5.900	02/15/15	1,000,000	1,118,524

Construction Materials 2.1%
Cemex SAB de CV (S)	9.000	01/11/18	1,000,000	930,000
China Shanshui Cement Group, Ltd. (S)(Z)	8.500	05/25/16	350,000	346,500
Magnesita Finance, Ltd. (Q)(S)	8.625	04/05/17	1,000,000	1,005,700
Votorantim Cimentos SA (S)	7.250	04/05/41	1,000,000	1,043,500
Vulcan Materials Company	7.500	06/15/21	120,000	132,750

Containers & Packaging 2.7%
AEP Industries, Inc.	8.250	04/15/19	355,000	369,200
Berry Plastics Corp. (Z)	8.250	11/15/15	770,000	814,275
Berry Plastics Corp. (Z)	9.750	01/15/21	500,000	560,000
Cascades, Inc. (Z)	7.875	01/15/20	240,000	247,200
Graphic Packaging International, Inc. (Z)	7.875	10/01/18	236,000	261,960
Graphic Packaging International, Inc. (Z)	9.500	06/15/17	185,000	204,194
Pretium Packaging LLC	11.500	04/01/16	160,000	163,200
Sealed Air Corp. (S)(Z)	8.375	09/15/21	1,500,000	1,710,000
Tekni-Plex, Inc. (S)	9.750	06/01/19	275,000	286,000

Metals & Mining 5.6%
AngloGold Ashanti Holdings PLC	5.125	08/01/22	1,000,000	1,027,475
APERAM (S)(Z)	7.750	04/01/18	300,000	247,500
CSN Islands XI Corp. (S)(Z)	6.875	09/21/19	250,000	275,500
Essar Steel Algoma, Inc. (S)(Z)	9.375	03/15/15	500,000	485,000
Evraz Group SA (S)	6.750	04/27/18	500,000	481,250
Gerdau Holdings, Inc. (S)(Z)	7.000	01/20/20	360,000	413,100

5

John Hancock Investors Trust
As of 7-31-12 (Unaudited)

		Maturity	Par value
	Rate (%)	date		Value

Materials (continued)

Metinvest BV (S)(Z)	8.750	02/14/18	$555,000	$514,763
Midwest Vanadium Pty, Ltd. (S)	11.500	02/15/18	1,000,000	670,000
Mongolian Mining Corp. (S)	8.875	03/29/17	1,000,000	1,007,500
Rain CII Carbon LLC (S)(Z)	8.000	12/01/18	945,000	966,263
Rio Tinto Finance USA, Ltd. (Z)	7.125	07/15/28	710,000	1,018,817
Ryerson, Inc. (Z)	12.000	11/01/15	1,000,000	1,005,000
SunCoke Energy, Inc.	7.625	08/01/19	105,000	104,344
Teck Resources, Ltd.	10.750	05/15/19	120,000	145,200
Vedanta Resources PLC (S)(Z)	8.250	06/07/21	795,000	751,275
Winsway Coking Coal Holding, Ltd. (S)(Z)	8.500	04/08/16	425,000	403,750

Paper & Forest Products 0.8%
Boise Paper Holdings LLC (Z)	8.000	04/01/20	515,000	580,663
Resolute Forest Products (Z)	10.250	10/15/18	628,000	704,930

Telecommunication Services 9.6%				16,288,865

Diversified Telecommunication Services 5.2%
Axtel SAB de CV (S)(Z)	7.625	02/01/17	810,000	461,700
Axtel SAB de CV (S)(Z)	9.000	09/22/19	260,000	148,200
Cincinnati Bell, Inc. (Z)	8.750	03/15/18	540,000	527,850
Frontier Communications Corp. (Z)	7.125	03/15/19	530,000	547,225
Frontier Communications Corp. (Z)	8.750	04/15/22	435,000	465,450
GTP Acquisition Partners I LLC (S)	7.628	06/15/16	370,000	386,133
GXS Worldwide, Inc. (Z)	9.750	06/15/15	430,000	439,675
Intelsat Luxembourg SA	11.250	02/04/17	1,470,000	1,528,800
Intelsat Luxembourg SA, PIK (S)	11.500	02/04/17	390,000	405,600
OTE PLC	5.000	08/05/13	1,000,000	973,246
Sable International Finance, Ltd. (S)(Z)	7.750	02/15/17	250,000	261,250
Satmex Escrow SA de CV	9.500	05/15/17	404,000	423,190
Satmex Escrow SA de CV (S)(Z)	9.500	05/15/17	1,000,000	1,047,500
Wind Acquisition Finance SA (S)	11.750	07/15/17	1,000,000	830,000
Wind Acquisition Holdings Finance SA, PIK (S)	12.250	07/15/17	530,625	334,294

Wireless Telecommunication Services 4.4%
CC Holdings GS V LLC (S)(Z)	7.750	05/01/17	410,000	444,338
Crown Castle Towers LLC (S)(Z)	4.883	08/15/20	750,000	824,979
Nextel Communications, Inc. (Z)	7.375	08/01/15	1,340,000	1,350,050
NII Capital Corp. (Z)	10.000	08/15/16	320,000	320,000
SBA Tower Trust (S)	2.933	12/15/17	380,000	380,000
SBA Tower Trust (S)(Z)	5.101	04/17/17	580,000	634,385
Sprint Nextel Corp. (S)	11.500	11/15/21	2,150,000	2,580,000
VimpelCom Holdings BV (S)	7.504	03/01/22	1,000,000	975,000

Utilities 4.0%				6,819,893

Electric Utilities 2.9%
Beaver Valley II Funding	9.000	06/01/17	298,000	307,381
BVPS II Funding Corp.	8.890	06/01/17	441,000	489,082
CE Generation LLC (Z)	7.416	12/15/18	448,400	447,840
Centrais Eletricas do Para SA (H)(S)(Z)	10.500	06/03/16	415,000	132,800
Eskom Holdings SOC, Ltd. (S)	5.750	01/26/21	500,000	554,375
Exelon Corp. (Z)	4.900	06/15/15	1,015,000	1,110,261
FPL Energy National Wind LLC (S)(Z)	5.608	03/10/24	214,064	214,462
Israel Electric Corp., Ltd. (S)(Z)	6.700	02/10/17	1,000,000	1,055,016
PNPP II Funding Corp.	9.120	05/30/16	214,000	229,096
Texas Competitive Electric Holdings Company LLC (S)	11.500	10/01/20	155,000	114,700

6

John Hancock Investors Trust
As of 7-31-12 (Unaudited)

		Maturity	Par value
	Rate (%)	date		Value

Utilities (continued)

W3A Funding Corp. (Z)	8.090	01/02/17	$299,538	$304,807

Independent Power Producers & Energy Traders 1.1%
Listrindo Capital BV (S)	6.950	02/21/19	1,000,000	1,035,260
NRG Energy, Inc. (Z)	7.375	01/15/17	795,000	824,813

Convertible Bonds 1.6% (1.1% of Total Investments)				$2,749,895

(Cost $2,512,773)

Consumer Discretionary 0.5%				835,460

Media 0.5%
XM Satellite Radio, Inc. (S)	7.000	12/01/14	592,000	835,460

Health Care 0.5%				940,000

Health Care Equipment & Supplies 0.5%
NuVasive, Inc. (Z)	2.750	07/01/17	1,000,000	940,000

Industrials 0.3%				493,185

Airlines 0.3%
United Continental Holdings, Inc. (Z)	4.500	06/30/21	550,000	493,185

Materials 0.3%				481,250

Containers & Packaging 0.3%
Owens-Brockway Glass Container, Inc. (S)(Z)	3.000	06/01/15	500,000	481,250

Capital Preferred Securities (a) 0.4% (0.3% of Total Investments)				$672,000

(Cost $700,000)

Financials 0.4%				672,000

Commercial Banks 0.4%
HSBC Finance Capital Trust IX (5.911% to 11-30-15, then 3
month LIBOR + 1.926%) (Z)	5.911	11/30/35	700,000	672,000

U.S. Government & Agency Obligations 25.0% (16.7% of Total Investments)				$42,389,976

(Cost $40,774,823)

U.S. Government 3.5%				5,925,691

U.S. Treasury Bonds
Bond (Z)	3.125	02/15/42	410,000	458,367
U.S. Treasury Notes
Note (Z)	1.750	05/15/22	1,120,000	1,147,825
Note (Z)	2.000	04/30/16	3,460,000	3,666,790
U.S. Treasury Strips, PO (Z)	2.907	11/15/30	1,025,000	652,709

U.S. Government Agency 21.5%				36,464,285

Federal Home Loan Mortgage Corp.
30 Yr Pass Thru (Z)	5.000	03/01/41	3,121,767	3,507,401
30 Yr Pass Thru	6.500	06/01/37	28,764	32,334
30 Yr Pass Thru	6.500	10/01/37	72,259	81,182
30 Yr Pass Thru	6.500	11/01/37	163,610	183,813
30 Yr Pass Thru	6.500	12/01/37	70,629	79,351
30 Yr Pass Thru	6.500	03/01/38	297,565	334,541

7

John Hancock Investors Trust
As of 7-31-12 (Unaudited)

		Maturity	Par value
	Rate (%)	date		Value
U.S. Government Agency (continued)

Federal National Mortgage Association
30 Yr Pass Thru	3.500	06/01/42	$2,484,001	$2,657,121
30 Yr Pass Thru (Z)	4.000	12/01/40	6,368,146	7,019,059
30 Yr Pass Thru	4.000	09/01/41	5,175,496	5,623,636
30 Yr Pass Thru	4.000	10/01/41	2,478,605	2,708,716
30 Yr Pass Thru (Z)	4.500	10/01/40	3,725,825	4,128,763
30 Yr Pass Thru	5.000	02/01/41	510,934	558,263
30 Yr Pass Thru	5.000	04/01/41	901,741	1,015,423
30 Yr Pass Thru	5.500	06/01/38	2,303,505	2,522,275
30 Yr Pass Thru	5.500	08/01/40	325,569	357,761
30 Yr Pass Thru (Z)	6.000	05/01/37	1,631,519	1,804,394
30 Yr Pass Thru (Z)	6.500	07/01/36	614,771	692,773
30 Yr Pass Thru (Z)	6.500	10/01/37	394,026	443,897
30 Yr Pass Thru (Z)	6.500	01/01/39	2,410,054	2,713,582

Foreign Government Obligations 5.0% (3.3% of Total Investments)				$8,440,229

(Cost $8,252,272)

Argentina 1.3%				2,151,520

City of Buenos Aires (S)(Z)	12.500	04/06/15	1,700,000	1,600,720
Provincia de Neuquen (S)	7.875	04/26/21	680,000	550,800

Canada 0.5%				804,807

Province of Ontario	3.150	12/15/17	735,000	804,807

Georgia 0.1%				218,500

Republic of Georgia (S)(Z)	6.875	04/12/21	200,000	218,500

Mexico 0.5%				858,375

Government of Mexico
Bond (Z)	5.125	01/15/20	315,000	378,000
Bond (Z)	5.875	02/17/14	450,000	480,375

Peru 0.2%				255,500

Republic of Peru (Z)	7.350	07/21/25	175,000	255,500

Poland 0.7%				1,145,000

Republic of Poland (Z)	5.000	03/23/22	1,000,000	1,145,000

Slovakia 0.4%				618,000

Government of Slovakia
Bond (S)	4.375	05/21/22	600,000	618,000

South Korea 0.1%				220,013

Korea Development Bank (Z)	4.375	08/10/15	205,000	220,013

Turkey 0.6%				1,082,500

Export Credit Bank of Turkey (S)	5.875	04/24/19	1,000,000	1,082,500

Ukraine 0.6%				1,086,014

City of Kyiv (S)	9.375	07/11/16	1,285,000	1,086,014

8

John Hancock Investors Trust
As of 7-31-12 (Unaudited)

		Maturity	Par value
	Rate (%)	date		Value

Term Loans (M) 1.3% (0.8% of Total Investments)				$2,112,783

(Cost $2,179,792)

Consumer Discretionary 0.5%				838,221

PRIMEDIA, Inc.	7.500	01/12/18	$940,500	838,221

Consumer Staples 0.2%				241,337

Revlon Consumer Products Corp.	4.750	11/17/17	242,550	241,337

Health Care 0.2%				340,441

National Mentor Holdings, Inc.	7.000	02/09/17	345,625	340,441

Industrials 0.4%				692,784

Delta Air Lines, Inc.	5.500	04/20/17	693,000	692,784

Collateralized Mortgage Obligations 9.9% (6.6% of Total Investments)				$16,727,727

(Cost $14,606,720)

Commercial & Residential 6.1%				10,369,633

American Home Mortgage Assets
Series 2006-6, Class XP IO	2.261	12/25/46	6,957,739	478,589
American Tower Trust
Series 2007-1A, Class C (S)	5.615	04/15/37	195,000	204,953
Commercial Mortgage Pass Through Certificates
Series 2012-LC4, Class B (P)	4.934	12/10/44	365,000	391,386
Series 2012-LC4, Class C (P)	5.649	12/10/44	290,000	299,458
Countrywide Alternative Loan Trust
Series 2006-OA12, Class X IO	2.693	09/20/46	33,579,653	1,981,448
GSR Mortgage Loan Trust
Series 2006-4F, Class 6A1	6.500	05/25/36	2,530,508	1,816,946
Series 2004-9, Class B1 (P)	3.272	08/25/34	761,946	321,783
Harborview Mortgage Loan Trust
Series 2005-8, Class 1X IO	2.140	09/19/35	4,131,610	229,923
Series 2007-3, Class ES IO	0.350	05/19/47	7,401,927	46,262
Series 2007-4, Class ES IO	0.350	07/19/47	8,979,820	56,124
Series 2007-6, Class ES IO (S)	0.342	08/19/37	6,201,821	38,761
IndyMac Index Mortgage Loan Trust
Series 2005-AR18, Class 1X IO	2.034	10/25/36	8,832,335	570,216
Series 2005-AR18, Class 2X IO	1.691	10/25/36	8,177,613	381,240
JPMorgan Chase Commercial Mortgage Securities Corp.
Series 2012-HSBC Class XA, IO (S)	1.582	07/05/32	3,495,000	404,728
Morgan Stanley Capital I
Series 2006-HQ10, Class AM	5.360	11/12/41	665,000	717,467
Series 2008-HQ8, Class AM (P)	5.468	03/12/44	995,000	1,076,536
WaMu Mortgage Pass Through Certificates
Series 2005-AR1, Class X IO	1.458	01/25/45	11,984,242	589,289
Series 2005-AR6, Class X IO	1.600	04/25/45	7,436,940	422,759
Series 2005-AR8, Class X IO	1.578	07/25/45	6,810,525	341,765

U.S. Government Agency 3.8%				6,358,094

Federal Home Loan Mortgage Corp.
Series 3830, Class NI IO	4.500	01/15/36	4,043,948	471,708
Series 4065, Class QA	3.000	08/15/41	876,338	917,812
Series 4068, Class AP	3.500	06/15/40	1,300,924	1,406,073
Series 4068, Class BH	3.000	06/15/40	1,091,618	1,140,430

9

John Hancock Investors Trust
As of 7-31-12 (Unaudited)

		Maturity	Par value
	Rate (%)	date		Value

U.S. Government Agency (continued)

Series K017, Class X1 IO	1.459	12/25/21	$2,732,269	$277,027
Series K709, Class X1 IO	1.547	03/25/19	3,290,000	278,653
Series K710, Class X1 IO	1.916	05/25/19	2,490,000	247,385
Federal National Mortgage Association
Series 2012-67, Class KG	3.500	02/25/41	399,113	433,854
Series 398, Class C3 IO	4.500	05/25/39	899,409	102,002
Series 402, Class 3 IO	4.000	11/25/39	857,069	106,836
Series 402, Class 4 IO	4.000	10/25/39	1,451,656	176,256
Series 407, Class 15 IO	5.000	01/25/40	1,243,097	177,073
Series 407, Class 21 IO	5.000	01/25/39	979,001	94,361
Series 407, Class 7 IO	5.000	03/25/41	922,122	177,069
Series 407, Class 8 IO	5.000	03/25/41	232,889	38,040
Series 407, Class C6 IO	5.500	01/25/40	1,954,105	313,515

Asset Backed Securities 3.0% (2.0% of Total Investments)				$5,001,796

(Cost $4,825,141)

Asset Backed Securities 3.0%				5,001,796

Argent Securities, Inc.
Series 2006-M2, Class A2C (P)	0.396	09/25/36	1,385,214	418,789
Asset Backed Securities Corp. Home Equity
Series 2006-HE1, Class A3 (P)	0.446	01/25/36	626,656	514,534
ContiMortgage Home Equity Loan Trust
Series 1995-2, Class A-5	8.100	08/15/25	34,389	34,109
Countrywide Asset-Backed Certificates
Series 2006-3, Class 2A2 (P)	0.426	06/25/36	671,493	617,470
Dominos Pizza Master Issuer LLC
Series 2012-1A, Class A2 (S)	5.216	01/25/42	1,111,600	1,181,788
Home Equity Asset Trust
Series 2003-1, Class M1 (P)	1.746	06/25/33	1,070,895	864,591
Mastr Asset Backed Securities Trust
Series 2006-HE4, Class A2 (P)	0.356	11/25/36	1,794,124	632,109
Sonic Capital LLC
Series 2011-1A, Class A2 (S)	5.438	05/20/41	694,800	738,406

			Shares	Value

Common Stocks 0.7% (0.5% of Total Investments)				$1,256,831

(Cost $2,390,374)

Consumer Discretionary 0.2%				404,548

Hotels, Restaurants & Leisure 0.0%
Greektown Superholdings, Inc. (I)			977	50,638

Media 0.2%
Charter Communications, Inc., Class A (I)(Z)			4,301	330,833
Dex One Corp. (I)			20,979	23,077
Vertis Holdings, Inc. (I)			34,015	0

Materials 0.5%				852,283

Containers & Packaging 0.5%
Rock-Tenn Company, Class A (Z)			14,639	852,283

10

John Hancock Investors Trust
As of 7-31-12 (Unaudited)

			Shares	Value

Preferred Securities (b) 2.1% (1.4% of Total Investments)				$3,629,380

(Cost $4,177,753)

Consumer Discretionary 1.2%				2,080,280

Automobiles 0.1%
General Motors Company, Series B, 4.750% (Z)			5,290	177,056

Hotels, Restaurants & Leisure 0.8%
Greektown Superholdings, Inc., Series A (I)			19,074	1,381,911

Media 0.3%
Nielsen Holdings NV, 6.250%			950,000	521,313

Financials 0.6%				1,005,600

Real Estate Investment Trusts 0.6%
Public Storage, Inc., Series W, 6.500%			40,000	1,005,600

Utilities 0.3%				543,500

Electric Utilities 0.3%
PPL Corp., 9.500%			10,000	543,500

		Maturity	Par value
	Rate (%)	date		Value

Escrow Certificates 0.0% (0.0% of Total Investments)				$34,850

(Cost $0)

Consumer Discretionary 0.0%				0

SuperMedia, Inc. (I)	8.000	11/15/16	$2,000,000	0

Materials 0.0%				34,850

Smurfit-Stone Container Corp. (I)	8.000	03/15/17	1,640,000	34,850

			Par value	Value

Short-Term Investments 0.6% (0.4% of Total Investments)				$1,000,000

(Cost $1,000,000)

Repurchase Agreement 0.6%				1,000,000

Repurchase Agreement with State Street Corp. dated 7-31-12 at
0.010% to be repurchased at $1,000,000, on 8-1-12, collateralized by $1,020,000 Federal National Mortgage Association, 0.650% due
8-28-14 (valued at $1,022,570, including interest)			1,000,000	1,000,000

Total investments (Cost $245,116,358)† 150.0%				$254,005,829

Other assets and liabilities, net (50.0%)				($84,722,214)

Total net assets 100.0%				$169,283,615

The percentage shown for each investment category is the total value of that category as a percentage of the net assets of the Fund.

IO Interest Only Security - (Interest Tranche of Stripped Mortgage Pool). Rate shown is the annualized yield at the end of the period.

LIBOR London Interbank Offered Rate

11

John Hancock Investors Trust
As of 7-31-12 (Unaudited)

PIK Payment-in-kind

PO Principal-Only Security - (Principal Tranche of Stripped Security). Rate shown is the annualized yield on date of purchase.

REIT Real Estate Investment Trust

USGG U.S. Generic Government Yield Index

(a) Includes hybrid securities with characteristics of both equity and debt that trade with, and pay, interest income.

(b) Includes preferred stocks and hybrid securities with characteristics of both equity and debt that pay dividends on a periodic basis.

(H) Non-income producing - Issuer is in default.

(I) Non-income producing security.

(M) Term loans are variable rate obligations. The coupon rate shown represents the rate at period end.

(P) Variable rate obligation. The coupon rate shown represents the rate at period end.

(Q) Perpetual bonds have no stated maturity date. Date shown is next call date.

(S) These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $92,478,715 or 54.6% of the Fund's net assets as of 7-31-12.

(Z) All or a portion of this security is segregated as collateral pursuant to the Committed Facility Agreement. Total collateral value at 7-31-12 was $158,997,731.

† At 7-31-12, the aggregate cost of investment securities for federal income tax purposes was $245,610,227. Net unrealized appreciation aggregated $8,395,602, of which $18,927,894 related to appreciated investment securities and $10,532,292 related to depreciated investment securities.

The Fund had the following country concentration as a percentage of investments on 7-31-12:

United States	68.4%
Cayman Islands	4.7%
Mexico	3.3%
United Kingdom	3.0%
Netherlands	2.4%
Luxembourg	1.9%
Argentina	1.5%
Canada	1.5%
Brazil	1.5%
Peru	1.3%
Other Countries	10.5%

12

John Hancock Investors Trust
As of 7-31-12 (Unaudited)

Notes to the Schedule of Investments

Security valuation. Investments are stated at value as of the close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In order to value the securities, the Fund uses the following valuation techniques: Equity securities held by the Fund are valued at the last sale price or official closing price on the principal securities exchange on which they trade. In the event there were no sales during the day or closing prices are not available, then securities are valued using the last quoted bid or evaluated price. Debt obligations are valued based on the evaluated prices provided by an independent pricing service, which utilizes both dealer-supplied and electronic data processing techniques, taking into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data. Swaps are marked-to-market daily based upon values from third party vendors, which may include a registered commodities exchange, or broker quotations. Foreign securities and currencies, including forward foreign currency contracts, are valued in U.S. dollars, based on foreign currency exchange rates supplied by an independent pricing service. Certain securities and forward foreign currency contracts traded only in the over-the-counter market are valued at the last bid price quoted by brokers making markets in the securities at the close of trading. Certain short-term securities are valued at amortized cost.

Other portfolio securities and assets, where market quotations are not readily available, are valued at fair value, as determined in good faith by the Fund’s Pricing Committee, following procedures established by the Board of Trustees. Generally, trading in non-U.S. securities is substantially completed each day at various times prior to the close of trading on the NYSE. Significant market events that affect the values of non-U.S. securities may occur between the time when the valuation of the securities is generally determined and the close of the NYSE. During significant market events, these securities will be valued at fair value, as determined in good faith, following procedures established by the Board of Trustees. The Fund may use a fair valuation model to value non-U.S. securities in order to adjust for events which may occur between the close of foreign exchanges and the close of the NYSE.

The Fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Fund’s own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy.

13

John Hancock Investors Trust
As of 7-31-12 (Unaudited)

The following is a summary of the values by input classification of the Fund’s investments as of July 31, 2012, by major security category or type:

			Level 2	Level 3
	Total Market	Level 1	Significant	Significant
	Value at	Quoted	Observable	Unobservable
	7-31-12	Price	Inputs	Inputs
Corporate Bonds	$169,990,362	—	$168,788,203	$1,202,159
Convertible Bonds	2,749,895	—	2,749,895	—
Capital Preferred Securities	672,000	—	672,000	—
U.S. Government & Agency Obligations	42,389,976	—	42,389,976	—
Foreign Government Obligations	8,440,229	—	8,440,229	—
Term Loans	2,112,783	—	2,112,783	—
Collateralized Mortgage Obligations	16,727,727	—	16,586,580	141,147
Asset Backed Securities	5,001,796	—	5,001,796	—
Common Stocks	1,256,831	$1,206,193	—	50,638
Preferred Securities	3,629,380	1,726,156	521,313	1,381,911
Escrow Certificates	34,850	—	34,850	—
Short-Term Investments	1,000,000	—	1,000,000	—

Total Investments in Securities	$254,005,829	$2,932,349	$248,297,625	$2,775,855
Other Financial Instruments
Forward Foreign Currency Contracts	$12,186	—	$12,186	—
Interest Rate Swaps	($1,229,210)	—	($1,229,210)	—

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value. Transfers into or out of Level 3 represent the beginning value of any security or instrument where a change in the level has occurred from the beginning to the end of the period and in all cases were transferred out of Level 2. Securities were transferred into Level 3 because of a lack of observable market data which resulted from an absence of market activity for these securities.

		COLLATERALIZED	ASSET
	CORPORATE	MORTGAGE	BACKED	COMMON	PREFERRED
	BONDS	OBLIGATIONS	SECURITIES	STOCKS	SECURITIES	TOTAL
Balance as of 10-31-11	$580,943	$54,485	148,750	$221,001	$1,392,673	$2,397,852
Realized gain (loss)	1,020	—	(16)	—	—	$1,004
Change in unrealized appreciation
(depreciation)	194,747	9,797	$14,466	(170,363)	(10,762)	$37,885
Purchases	500,000	622	—	—	—	$500,622
Sales	(74,551)	(23,872)	(163,200)	—	—	($261,623)
Transfers into Level 3	—	100,115	—	—	—	$100,115
Transfers out of Level 3	—	—	—	—	—	—
Balance as of 4-30-12	$1,202,159	$141,147	—	$50,638	$1,381,911	$2,775,855
Change in unrealized at period end*	$194,747	$9,797	—	($170,363)	($10,762)	$23.419

* Change in unrealized appreciation (depreciation) attributable to Level 3 securities held at the period end.

Repurchase agreements. The Fund may enter into repurchase agreements. When the Fund enters into a repurchase agreement, it receives collateral which is held in a segregated account by the Fund’s custodian. The collateral amount is marked-to-market and monitored on a daily basis to ensure that the collateral held is in an amount not less than the principal amount of the repurchase agreement plus any accrued interest. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the collateral value may decline.

Stripped securities. Stripped mortgage-backed securities are financial instruments structured to separate principal and interest cash flows so that one class receives only principal payments from the underlying mortgage assets (PO or principal only), while the other class receives the interest cash flows (IO or interest only). Both PO and IO investments represent an interest in the cash flows of an underlying stripped mortgage-backed security. If the underlying mortgage assets experience greater than anticipated prepayments of principal, the Fund may fail to fully recover its initial investment in an IO security. The market

14

John Hancock Investors Trust
As of 7-31-12 (Unaudited)

value of these securities can be extremely volatile in response to changes in interest rates. In addition, these securities present additional credit risk such that the Fund may not receive all or part of its principal or interest payments because the borrower or issuer has defaulted on its obligation.

Forward foreign currency contracts. A forward foreign currency contract is an agreement between two parties to buy and sell a specific currency at a price that is set on the date of the contract. The forward contract calls for delivery of the currency on a future date that is specified in the contract. Risks related to the use of forwards include the possible failure of counterparties to meet the terms of the forward agreement and the risk that currency movements will not occur thereby reducing the Fund’s total return.

The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. Forward foreign currency contracts are marked-to-market daily and the change in value is recorded by the Fund as an unrealized gain or loss. Realized gains or losses, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed, are recorded upon delivery or receipt of the currency or settlement with the counterparty.

During the period ended July 31, 2012, the Fund used forward foreign currency contracts to hedge the currency risk of certain foreign currency denominated securities. The following table summarizes the contracts held at July 31, 2012. During the period ended July 31, 2012, the Fund held forward foreign currency contracts with USD notional up to $1.0 million, as measured at each quarter end.

					Unrealized
	Principal Amount	Principal Amount Covered		Settlement	Appreciation
Currency	Covered By Contract	By Contract (USD)	Counterparty	Date	(Depreciation)

Sells

			State Street Bank and
EUR	808,934	$1,007,868	Trust Company	Sep 2012	$12,186

Currency Abbreviation
EUR	Euro

Interest rate swaps. Interest rate swaps represent an agreement between a Fund and counterparty to exchange cash flows based on the difference between two interest rates applied to a notional amount. The payment flows are usually netted against each other, with the difference being paid by one party to the other. The Fund settles accrued net interest receivable or payable under the swap contracts at specified, future intervals. Upfront payments made/received by the Fund are amortized/accreted for financial reporting purposes. Swaps are marked-to-market daily based upon values from third party vendors or broker quotations, and the change in value is recorded as unrealized appreciation/depreciation of swap contracts. A termination payment by the counterparty or the Fund is recorded as realized gain or loss, as well as the net periodic payments received or paid by the Fund.

During the period ended July 31, 2012, the Fund used interest rate swaps in anticipation of rising interest rates. The following table summarizes the interest rate swap contracts held as of July 31, 2012. During the period ended July 31, 2012, the Fund held interest rate swaps with total USD notional amounts ranging from $22.0 million to $44.0 million, as measured at each quarter end.

	USD Notional		Payments Received	Maturity
Counterparty	Amount	Payments Made by Fund	by Fund	Date	Market Value

Morgan Stanley
Capital Services	$22,000,000	Fixed 1.442500%	3 Month LIBOR (a)	Aug 2016	($852,856)
Morgan Stanley
Capital Services	22,000,000	Fixed 1.09375%	3 Month LIBOR (a)	May 2017	(376,354)
					($1,229,210)

(a) At 7-31-12, the 3-month LIBOR rate was 0.44260%.

15

John Hancock Investors Trust
As of 7-31-12 (Unaudited)

Fair value of derivative instruments by risk category

The table below summarizes the fair value of derivatives held by the Fund at July 31, 2012 by risk category:

			Liability
		Asset Derivatives	Derivatives Fair
Risk	Financial Instruments Location	Fair Value	Value

Interest rate contracts	Interest rate swaps	-	($1,229,210)

Foreign exchange	Forward foreign currency contracts	$12,186
contracts

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

16

More information

How to contact us

Internet	www.jhfunds.com	
Mail	Computershare Shareowner Services, LLC Newport Office Center VII 480 Washington Boulevard Jersey City, NJ 07310-1900	
Phone	Customer service representatives	**1-800-852-0218**
	Portfolio commentary	**1-800-344-7054**
	24-hour automated information	**1-800-843-0090**
	TDD line	**1-800-231-5469**

This report is for the information of the shareholders of John Hancock Investors Trust.

P50Q3 7/12
9/12

ITEM 2. CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-Q, the registrant's principal executive officer and principal accounting officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Separate certifications for the registrant's principal executive officer and principal accounting officer, as required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

John Hancock Investors Trust

By:	/s/ Hugh McHaffie
------------------------------
Hugh McHaffie
President

Date:	September 24, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Hugh McHaffie
-------------------------------
Hugh McHaffie
President

Date:	September 24, 2012

By:	/s/ Charles A. Rizzo
-------------------------------
Charles A. Rizzo
Chief Financial Officer

Date:	September 24, 2012